Lease	3 Months Ended
Mar. 31, 2025
Lease [Abstract]
Lease	Lease
5.1. Our leases primarily consist of real estate leases for office space and do not have any non-lease components. The leases typically run for a period of 2 ~10 years, with an option to renew or terminate the lease after that date. No restrictions or covenants are imposed on leases, but the lease assets shall not be provided as collateral for borrowings.
5.2.    Changes in right-of-use assets and lease liabilities:
Changes in right-of-use assets and lease liabilities as of March 31, 2025, and March 31, 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(283)	—
Interest expense relating to lease liabilities	—	61
Payments of lease liabilities	—	(269)
Translation differences	21	21
Balance at March 31, 2025	$4,046	$4,486

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Depreciation	(733)	—
Interest expense relating to lease liabilities	—	104
Payments of lease liabilities	—	(896)
Translation differences	(191)	(247)
Balance at March 31, 2024	$6,147	$6,538